Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-4

Collection Period	12/01/18-12/31/18
Determination Date	1/10/2019
Distribution Date	1/15/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$820,510,288.01
2.	Collections allocable to Principal		$24,983,079.15
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,433,685.12
5.	Pool Balance on the close of the last day of the related Collection Period		$794,093,523.74
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		58,169
7.	Initial Pool Balance		$1,280,000,020.80
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$181,899,992.91	$161,441,001.35
	c. Class A-2b Floating Rate Note Balance	$52,970,294.99	$47,012,522.28
	d. Class A-3 Note Balance	$378,000,000.00	$378,000,000.00
	e. Class A-4 Note Balance	$112,280,000.00	$112,280,000.00
	f. Class B Note Balance	$34,560,000.00	$34,560,000.00
	g. Class C Note Balance	$31,360,000.00	$31,360,000.00
	h. Class D Note Balance	$22,400,000.00	$22,400,000.00
	i. Note Balance (sum a - h)	$813,470,287.90	$787,053,523.63
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.5297029	0.4701252
	c. Class A-2b Floating Rate Note Pool Factor	0.5297029	0.4701252
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6355237	0.6148856
10.	Overcollateralization Target Amount		$7,040,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,040,000.11
12.	Weighted Average Coupon		7.52%
13.	Weighted Average Original Term	months	66.21
14.	Weighted Average Remaining Term	months	48.40
15.	1-Month LIBOR for the interest period ending 1/14/2019		2.45513%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/14/2019		2.58513%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,158,338.84
	b. Liquidation Proceeds allocable to Finance Charge		$6,322.81
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,164,661.65
18.	Principal:
	a. Collections allocable to Principal		$24,983,079.15
	b. Liquidation Proceeds allocable to Principal		$574,584.46
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$25,557,663.61
19.	Total Finance Charge and Principal Collections (17d + 18d)		$30,722,325.26
20.	Interest Income from Collection Account		$47,190.51
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$30,769,515.77

Available Funds
23.	Available Collections	$30,769,515.77
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$30,769,515.77
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$683,758.57
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$683,758.57
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$272,849.99
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$272,849.99
	i. Class A-2b Monthly Interest	$110,308.83
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$110,308.83
	m. Class A-3 Monthly Interest	$664,650.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	664,650.00
	q. Class A-4 Monthly Interest	$218,010.33
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$218,010.33
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$70,848.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$70,848.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,560.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,560.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$61,600.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$61,600.00

36.	Quaternary Principal Distributable Amount	$19,376,764.16
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$21,529,349.88
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,040,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,164,661.65
	b. Total Daily Deposits of Principal Collections	$25,557,663.61
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$47,190.51
	e. Total Deposits to Collection Account (sum a - d)	$30,769,515.77
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$683,758.57
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,885,591.42
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,200,165.78
	f. Total Withdrawals from Collection Account (sum a - e)	$30,769,515.77
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$272,849.99
	c. Class A-2b Interest Distribution	$110,308.83
	d. Class A-3 Interest Distribution	$664,650.00
	e. Class A-4 Interest Distribution	$218,010.33
	f. Class B Interest Distribution	$70,848.00
	g. Class C Interest Distribution	$70,560.00
	h. Class D Interest Distribution	$61,600.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$20,458,991.56
	k. Class A-2b Principal Distribution	$5,957,772.71
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$27,885,591.42
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$20,731,841.55
	c. Class A-2b Distribution	$6,068,081.54
	d. Class A-3 Distribution	$664,650.00
	e. Class A-4 Distribution	$218,010.33
	f. Class B Distribution	$70,848.00
	g. Class C Distribution	$70,560.00
	h. Class D Distribution	$61,600.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$27,885,591.42

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$2,200,165.78
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$2,200,165.78
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,200,000.05
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,200,000.05
51.	Investment Earnings		$5,951.70
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,205,951.75
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$5,951.70
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,200,000.05
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$683,758.57
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$27,885,591.42
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,200,165.78
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$5,951.70
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$20,731,841.55
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$6,068,081.54
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$664,650.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$218,010.33
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$70,848.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$70,560.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$61,600.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$2,200,165.78

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,131	$16,500,937.11
	b. 61 to 90 days past due	522	$7,950,789.60
	c. 91 to 120 days past due	163	$2,374,323.51
	d. 121 or more days past due	1	$1,271.31
	e. Total Past Due (sum a - d)	1,817	$26,827,321.53
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.3784%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	102	$1,433,685.12
77.	Recoveries	143	$580,907.27
78.	Net Losses (Ln 76 - Ln 77)		$852,777.85
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1039%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,103	$17,025,535.94
81.	Recoveries	834	$7,120,906.35
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$9,904,629.59
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.7738%
84.	Average Net Loss on Defaulted Receivables		$8,979.72

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,473,441,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 10, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer